Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions
Share based compensation and compensation under options for our officers and directors

	Three months		Six months
	ended June 30,		ended June 30,
	2019	2018	2019	2018

Salaries	-	-	-	-
Short-term employee benefits	552	476	1,108	962
Stock-based compensation	1,289,679	913,964	1,967,113	1,920,769

	$1,290,231	$914,440	$1,968,221	1,921,731